Summary of Significant Accounting Policies	6 Months Ended
Mar. 31, 2026
Summary of Significant Accounting Policies [Abstract]
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

Note 2 — SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

Emerging Growth Company Status

The Company is an “emerging growth company,” as defined in Section2(a) of the Securities Act, as modified by the Jumpstart Our Business Startups Act of 2012, (the “JOBS Act”), and it may take advantage of certain exemptions from various reporting requirements that are applicable to other public companies that are not emerging growth companies including, but not limited to, not being required to comply with the auditor attestation requirements of Section 404 of the Sarbanes-Oxley Act, reduced disclosure obligations regarding executive compensation in its periodic reports and proxy statements, and exemptions from the requirements of holding a nonbinding advisory vote on executive compensation and stockholder approval of any golden parachute payments not previously approved.

Further, Section102(b)(1) of the JOBS Act exempts emerging growth companies from being required to comply with new or revised financial accounting standards until private companies (that is, those that have not had a Securities Act registration statement declared effective or do not have a class of securities registered under the Exchange Act) are required to comply with the new or revised financial accounting standards. The JOBS Act provides that a company can elect to opt out of the extended transition period and comply with the requirements that apply to non-emerging growth companies but any such election to opt out is irrevocable. The Company has elected not to opt out of such extended transition period which means that when a standard is issued or revised and it has different application dates for public or private companies, the Company, as an emerging growth company, can adopt the new or revised standard at the time private companies adopt the new or revised standard. This may make comparison of the Company’s financial statements with those of another public company which is neither an emerging growth company nor an emerging growth company which has opted out of using the extended transition period difficult or impossible because of the potential differences in accounting standards used.

Uses of estimates

In preparing the unaudited condensed consolidated financial statements in conformity with U.S. GAAP, management makes estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. These estimates are based on information as of the date of the unaudited condensed consolidated financial statements. Although these estimates are based on our knowledge of current events and actions we may undertake in the future, actual results may ultimately differ from these estimates and assumptions. Furthermore, when testing assets for impairment in future periods, if management uses different assumptions or if different conditions occur, impairment charges may result. Significant estimates required to be made by management include, but are not limited to accrual for refund liabilities, revenue recognition, the allowance for credit loss on accounts receivables and other assets, determinations of the useful lives and valuation of long-lived assets, impairment of goodwill, impairment of long-term investments, valuation of convertible note and warrant liabilities, incremental borrowing rate used in valuation of lease liabilities and right-of-use assets, and valuation allowance of deferred tax assets.

Business acquisition

The Company accounts for its business combinations using the acquisition method of accounting. The cost of an acquisition is measured as the aggregate of the acquisition date fair value of the assets transferred to the sellers, liabilities incurred by the Company and equity instruments issued by the Company. Transaction costs directly attributable to the acquisition are expensed as incurred. Identifiable assets acquired and liabilities assumed are measured separately at their fair values as of the acquisition date, irrespective of the extent of any non-controlling interests. The excess of (i) the total of consideration paid and fair value of the non-controlling interests over (ii) the fair value of the identifiable net assets of the acquiree is recorded as goodwill. If the consideration of acquisition is less than the fair value of the net assets acquired, the difference is recognized directly in the unaudited consolidated statements of operations and comprehensive loss.

The Company typically engages external valuation specialists to assist in the fair value determination of assets acquired and liabilities assumed in a business combination. Amounts recorded in a business combination may change during the measurement period, which is a period not to exceed one year from the date of acquisition, as additional information about conditions existing at the acquisition date becomes available.

Discontinued operations

A component of a reporting entity or a group of components of a reporting entity that are disposed or meet the criteria to be classified as held for sale, such as the management, having the authority to approve the action, commits to a plan to sell the disposal group, should be reported in discontinued operations if the disposal represents a strategic shift that has (or will have) a major effect on an entity’s operations and financial results. Classification as a discontinued operation occurs upon disposal or when the operation meets the criteria to be classified as held for sale, if earlier. In the period that a discontinued operation is classified as held for sale, the assets and liabilities of the discontinued operation are presented separately in asset and liability sections, respectively, of the unaudited condensed consolidated balance sheets and prior periods are presented on a comparative basis. In the unaudited condensed consolidated statements of operations and comprehensive loss, the results from discontinued operations are reported separately from the income and expenses from continuing operations and prior periods are presented on a comparative basis. Cash flows for discontinued operations are presented separately in the unaudited condensed consolidated statements of cash flows. Unless otherwise noted, discussion in the Notes to unaudited condensed consolidated financial statements refers to the Company’s continuing operations.

Cash and cash equivalents

Cash and cash equivalents represent cash on hand and cash at banks or other financial institutions, which are unrestricted as to withdrawal or use, and which have original maturities of three months or less and are readily convertible to known amounts of cash.

Fair value of financial instruments

ASC 825-10 requires certain disclosures regarding the fair value of financial instruments. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. A three-level fair value hierarchy prioritizes the inputs used to measure fair value. The hierarchy requires entities to maximize the use of observable inputs and minimize the use of unobservable inputs. The three levels of inputs used to measure fair value are as follows:

●	Level 1 — inputs to the valuation methodology are quoted prices (unadjusted) for identical assets or liabilities in active markets.

●	Level 2 — inputs to the valuation methodology include quoted prices for similar assets and liabilities in active markets, quoted market prices for identical or similar assets in markets that are not active, inputs other than quoted prices that are observable and inputs derived from or corroborated by observable market data.

●	Level 3 — inputs to the valuation methodology are unobservable.

Unless otherwise disclosed, the fair value of the Company’s financial instruments, including cash and cash equivalents, accounts receivable, accounts receivable-related party, other current assets, acquisition deposit, accounts payable, accrued liabilities, due to related parties, short term bank loans and convertible notes, approximates their recorded values due to their short-term maturities. The Company determined that the carrying value of the long-term liabilities approximated their present value as the interest rates applied reflect the current quoted market yield for comparable financial instruments.

Accounts receivable, net

Accounts receivable are recognized and carried at original invoiced amount less an estimated allowance for credit losses. In June 2016, the FASB issued ASU No. 2016-13, “Financial Instruments — Credit Losses (Topic 326): Measurement of Credit Losses on Financial Instruments,” which requires the Company to measure and recognize expected credit losses for financial assets held and not accounted for at fair value through net income. The Company adopted this guidance effective from October 1, 2022. The Company establishes an allowance for credit losses based on management’s best estimates of specific losses on individual exposures, as well as a provision on historical trends of collections. The allowance is recorded against accounts receivable balances, with a corresponding charge recorded in the consolidated statements of operations and comprehensive loss. Delinquent account balances are written-off against the allowance for credit losses after management has determined that the likelihood of collection is not probable. For the six months ended March 31, 2026 and 2025, $90,178 and $6,101 were written off against accounts receivable, respectively. Allowance for credit losses amounted to $nil and $nil as of six months ended March 31, 2026 and September 30, 2025, respectively.

Prepayment and other assets

Prepayment and other assets primarily consist of prepaid rents, prepaid service fee, advances to vendors for purchasing goods or services that have not been received or provided, security deposits made to customers, and advances to employees. Prepayment and other assets are classified as either current or non-current based on the terms of the respective agreements. These advances are unsecured and are reviewed periodically to determine whether their carrying value has become impaired. The Company considers the assets to be impaired if the collectability of the advance becomes doubtful. The Company uses the aging method to estimate the allowance for uncollectible balances. The allowance is also based on management’s best estimate of specific losses on individual exposures, as well as a provision on historical trends of collections and utilizations. Actual amounts received or utilized may differ from management’s estimate of credit worthiness and the economic environment. Other receivables are written off against the allowances only after exhaustive collection efforts. No allowance for credit losses was recorded as of March 31, 2026 and September 30, 2025, respectively.

Goodwill

Goodwill represents the excess of the consideration paid of an acquisition over the fair value of the net identifiable assets of the acquired subsidiaries at the date of acquisition. Goodwill is not amortized and is tested for impairment at least annually, or more often when circumstances indicate impairment may have occurred. Goodwill is carried at cost less accumulated impairment losses. If impairment exists, goodwill is immediately written off to its fair value and the loss is recognized in the consolidated statements of operations and comprehensive loss. The Company performs its annual goodwill impairment test by comparing the fair value of a reporting unit with its carrying amount. The Company should recognize a goodwill impairment charge for the amount by which the reporting unit’s carrying amount exceeds its fair value. If fair value exceeds the carrying amount, no impairment should be recorded. Any loss recognized should not exceed the total amount of goodwill allocated to that reporting unit. The Company may still perform the optional qualitative assessment for a reporting unit to determine if it is more likely than not that goodwill is impaired. ASU 2017-04 eliminates the requirement to perform a qualitative assessment for any reporting unit with zero or negative carrying amount. Management evaluated impairment of goodwill by performing qualitative assessment on its reporting units and determined that it is not more likely than not that the fair value of the reporting unit is less than its carrying amount, and therefore, no impairment loss on goodwill was recognized for the six months ended March 31, 2026.

Revenue recognition

The Company generates revenues primarily from e-commerce, tuitions fees and other fees collected from services provided. Revenue is recognized when the price is fixed or determinable, persuasive evidence of the arrangement exists, the service is performed or the product is delivered and collectability of the resulting receivable is reasonably assured.

The Company has adopted ASC 606, “Revenue from Contracts with Customers” and all subsequent ASUs that modified ASC 606, using the modified retrospective approach. ASC 606 establishes principles for reporting information about the nature, amount, timing and uncertainty of revenue and cash flows arising from the entity’s contracts to provide goods or services to customers. The core principle requires an entity to recognize revenue to depict the transfer of goods or services to customers in an amount that reflects the consideration that it expects to be entitled to receive in exchange for those goods or services recognized as performance obligations are satisfied. This new guidance provides a five-step analysis in determining when and how revenue is recognized. Under the new guidance, revenue is recognized when a customer obtains control of promised goods or services and is recognized in an amount that reflects the consideration which the entity expects to receive in exchange for those goods or services. In addition, the new guidance requires disclosure of the nature, amount, timing and uncertainty of revenue and cash flows arising from contracts with customers.

The Company currently generates its revenue from the following main sources:

Education segment

Tutorial services

The Company offers tutorial services to students. Each contract of tutorial service programs represents a series of distinct services, which consist of the delivery of various courses. The services have substantially the same pattern of transfer to the students, as such, they are considered as a single performance obligation, which is satisfied proportionately based on a straight-line basis over the program term as students simultaneously receive and consume the benefits of these services throughout the program term. The Company is the principal in providing tutorial services as it controls such services before the services are transferred to the customer. The program fees are generally collected in advance and are initially recorded as deferred revenue. Generally, the Company approves refunds for any remaining classes to students who decide to withdraw from a course within the predetermined period in the contract. The refund is equal to and limited to the amount related to the undelivered classes. The Company estimates and records refund liabilities for the portion the Company does not expect to be entitled to based on the historical refund ratio on a portfolio basis using the expected value method.

Logistics and education-related services

The Company provides services to schools, including, but not limited to, catering and logistics service. Logistics service revenue is recognized on a straight-line basis over the period, as customers simultaneously receive and consume the benefits of the services. Catering revenue is recognized at point of sale.

E-commerce and others segment

Commission

The Company promotes merchants’ products through various online platforms and earns commission based on a fixed commission rate for sales of the products completed. The Company acts as an agent, as it does not take control of the products provided by merchants at any point in time during the transactions. Commission revenue is recognized at a point in time when the Company’s service obligation to the merchants is determined to have been completed under each sales transaction completed. Variable consideration is estimated and included in the transaction price to the extent that it is probable that a significant revenue reversal will not occur. Adjustments to the estimated variable consideration related to prior reporting periods were not material.

Marketing services

The Company provides marketing services to merchants on certain online and offline platforms, for which it receives service fees from the merchants. The Company’s marketing service provides more publicity and brand awareness of the merchant’s brand through an online platform and offline by delivery of specified marketing content. Most of the revenue from the marketing service is recognized at the point in time when the marketing content deliverables are completed based on customer acceptance, while a small portion is recognized over a specified period of time and the Company has an enforceable right to payment of its fees.

Product sales

The Company sometimes acquires merchandise from suppliers and sells them to the third-party online marketplace. The Company determines the third-party online marketplace is its customer. The Company acts as a principal, as it obtains control of merchandise, is primarily obligated for merchandise sold to the customers, bears inventory risks and has the latitude in establishing prices of merchandise sold to the third-party marketplace. Revenues from product sales are recorded on a gross basis, net of discounts and return allowances when the product is delivered and title is passed to customers in this type of transaction. Proceeds received in advance of delivery are recorded as current liabilities as customer advances.

Engineering construction

The Company’s revenues from engineering construction are normally under fixed-price contracts that may last from one to three months. These contracts require the Company to perform construction services including project planning, project design, installation of hardware and equipment and configuration based on customers’ specific needs, which requires significant customization. Upon completion, customer acceptance is generally required. The Company identifies a single performance obligation for the engineering construction contracts, which include a series of integrated services of project planning, project design, installation of hardware and equipment, and configuration. Revenue is recognized over the contract term using an input method under which the percentage of revenue to be recognized for a given project is measured by the estimates of the extent of progress towards project completion. Such contracts provide that the customer accepts completion of progress to date and compensates the Company for services rendered, which may be measured in terms of costs incurred, units installed, or some other measure of progress. Application of the input method requires the use of estimates of costs to be incurred for the performance of the contract. Contract costs include all direct material costs, direct labor costs and those indirect costs related to contract performance, such as indirect labor, supplies, tools, and all costs associated with operation of equipment. The cost estimation process is based upon the professional knowledge and experience of the Company’s engineers, project managers and financial professionals. Management conducts periodic reviews to assess the contract’s schedule, performance, technical matters and estimated cost at completion. When changes in estimated contract costs are identified, such revisions may result in current period adjustments to operations applicable to performance in prior periods.

Gross versus net revenue presentation

The Company evaluates whether it acts as a principal or agent in accordance with ASC 606. For the majority revenue, other than commission revenue, the Company acts as a principal and recognizes revenue on a gross basis, as it controls the products prior to transfer to customers, sets pricing, and is responsible for fulfillment. For the commission revenue, the Company acts as an agent and recognizes revenue on net basis, as it does not control the underlying services provided to end users and has no ongoing performance obligation.

Disaggregation of revenue

Revenues from tutorial services and logistics as well as a small portion of the e-commerce marketing service and engineering construction are recognized over time, based on a straight-line basis as the Company’s customers simultaneously receive the Company’s services throughout the service periods. Revenues attributable to most of e-commerce marketing service, commission fees and product sales are recognized at point in time when control of the promised goods or services are transferred to the customers. As the Company’s long-lived assets are all located in the PRC, no geographical disaggregation is presented.

For the six months ended March 31, 2026 and 2025, the disaggregation of revenue by major revenue stream and time of the revenue recognition is as follows:

	For the six months ended March 31,
	2026	2025
Category of Revenue:
Tutorial service, logistic and education related services	$1,208,984	$971,304
E-commerce revenue and others	20,349,350	15,597,890
Total	$21,558,334	$16,569,194

	For the six months ended March 31,
	2026	2025
Timing of Revenue Recognition:
Revenue recognized over time	$1,782,305	$1,279,048
Revenue recognized at a point in time	19,776,029	15,290,146
Total	$21,558,334	$16,569,194

Contract assets

In accordance with ASC340-40-25-1, an entity shall recognize as an asset the incremental costs of obtaining a contract with a customer if the entity expects to recover those costs. Entities sometimes incur costs to obtain a contract that otherwise would not have been incurred. Entities also may incur costs to fulfill a contract before a good or service is provided to a customer. The revenue standard provides guidance on costs to obtain and fulfill a contract that should be recognized as assets. Costs that are recognized as assets are amortized over the period that the related goods or services transfer to the customer, and are periodically reviewed for impairment. Only incremental costs should be recognized as assets. Incremental costs of obtaining a contract are those costs that the entity would not have incurred if the contract had not been obtained.

As of March 31, 2026, in order to develop non-English foreign language tutorial services for middle school students, the Company incurred a total of $276,904 commission type fees and administration costs paid upfront to agents to facilitate the related contracts with students for the tutorial service period, generally from 3 to 30-month tutorial service periods. The Company will not incur such costs if the Company does not enter into the tutorial service contracts with the students, as a result, the cost of $276,904 is considered as the incremental costs of obtaining contracts and was capitalized and amortized over the tutorial service period. For the six months ended March 31, 2026, the Company amortized the related amount of $138,990 and $19,510 into selling expenses and cost of revenue, respectively. As of March 31, 2026, the contract assets amounted to $99,159.

Contract liabilities

Contract liabilities are presented as deferred revenue in the unaudited condensed consolidated balance sheets, which mainly represents payment received from customers in advance of completion of performance obligations under a contract. The balance of deferred revenue is recognized as revenue upon the completion of performance obligations. As of March 31, 2026 and September 30, 2025, the balance of deferred revenue amounted to $1,026,850 and $4,521,682, respectively. Substantially all of such amounts will be recognized as revenue during the Company’s following fiscal year. Revenue recognized for the six months ended March 31, 2026 and 2025 that was included in the deferred revenue balance at the beginning of the period was $4,023,988 and $1,362,972, respectively.

Refund liabilities

Refund liabilities mainly relate to the estimated refunds that are expected to be provided to students if they decide they no longer want to take the courses. Refund liability estimates are based on the historical refund ratio on a portfolio basis using the expected value method. As of March 31, 2026 and September 30, 2025, refund liabilities amounted to $30,783 and $81,554, respectively.

Cost of revenues

Cost of revenues mainly consists of cost for promotion and marketing service related to the e-commerce business, the merchandise purchase price, remuneration to instructors and tutors, rental expenses for office space and learning centers, and teaching materials used in the provision of educational services.

Value added tax (“VAT”)

Revenue represents the invoiced value of goods and services, net of VAT. The VAT is based on the gross sales price and VAT rates range up to 13%, depending on the type of products sold or service provided. Entities that are VAT general taxpayers are allowed to offset qualified input VAT paid to suppliers against their output VAT liabilities. Net VAT balance between input VAT and output VAT is recorded in taxes payable. All of the VAT returns filed by the Company’s subsidiaries in the PRC remain subject to examination by the tax authorities for five years from the date of filing.

Income taxes

The Company accounts for current income taxes in accordance with the laws of the relevant tax authorities. Deferred income taxes are recognized when temporary differences exist between the tax bases of assets and liabilities and their reported amounts in the unaudited condensed consolidated financial statements. Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income in the years in which those temporary differences are expected to be recovered or settled. The effect on deferred tax assets and liabilities of a change in tax rates is recognized in income in the period including the enactment date. Valuation allowances are established, when necessary, to reduce deferred tax assets to the amount expected to be realized.

An uncertain tax position is recognized as a benefit only if it is “more likely than not” that the tax position would be sustained in a tax examination. The amount recognized is the largest amount of tax benefit that is greater than 50% likely of being realized on examination. For tax positions not meeting the “more likely than not” test, no tax benefit is recorded. As of March 31, 2026 and September 30, 2025, there were nil unrecognized tax benefits. Penalties and interest incurred related to underpayment of income tax are classified as income tax expense in the period incurred. No significant penalties or interest relating to income taxes have been incurred for the six months ended March 31, 2026 and 2025. All of the tax returns of the Company’s subsidiaries in the PRC remain subject to examination by the tax authorities for five years from the date of filing.

Employee benefits

Full-time employees of the Company in the PRC participate in a government-mandated employer contribution social insurance plan pursuant to which certain pension benefits, medical care, unemployment insurance, employee housing fund and other welfare benefits are provided to eligible full-time employees. Chinese labor regulations require that the Company make contributions to the government for these benefits based on the government prescribed percentage of the employee’s salaries. The contributions to the plan are expensed as incurred. Obligations for contributions to employer contribution social insurance plans are recognized as employee benefit expenses in the period during which services are rendered by employees.

Loss per Share

The Company computes earnings per share (“EPS”) in accordance with ASC 260, “Earnings per Share”. ASC 260 requires companies to present basic and diluted EPS. Class A ordinary shares and Class B ordinary shares have the same rights in dividends. Therefore, basic and diluted loss per share is the same for both classes of ordinary shares. Basic EPS is measured as net income divided by the weighted average common share outstanding for the period. Diluted EPS presents the dilutive effect on a per-share basis of the potential Ordinary Shares (e.g., convertible securities, options and warrants) as if they had been converted at the beginning of the periods presented, or issuance date, if later. Potential Ordinary Shares that have an anti-dilutive effect (i.e., those that increase income per share or decrease loss per share) are excluded from the calculation of diluted EPS. For the six months ended March 31, 2026 and 2025, there were no dilutive shares.

Warrants

The Company accounts for warrants as either equity-classified or liability-classified instruments based on an assessment of the warrant’s specific terms and applicable authoritative guidance in Financial Accounting Standards Board (“FASB”) ASC 480 “Distinguishing Liabilities from Equity” (“ASC 480”) and ASC 815, Derivatives and Hedging (“ASC 815”). The assessment considers whether the warrants are freestanding financial instruments pursuant to ASC 480, whether they meet the definition of a liability pursuant to ASC 480, and whether the warrants meet all of the requirements for equity classification under ASC 815, including whether the warrants are indexed to the Company’s own common stock and whether the warrant holders could potentially require “net cash settlement” in a circumstance outside of the Company’s control, among other conditions for equity classification. This assessment, which requires the use of professional judgment, is conducted at the time of warrant issuance and as of each subsequent annually period-end date while the warrants are outstanding.

For issued or modified warrants that meet all of the criteria for equity classification, the warrants are required to be recorded as a component of equity at the time of issuance. For issued or modified warrants that do not meet all the criteria for equity classification, the warrants are required to be recorded as liabilities at their initial fair value on the date of issuance, and each balance sheet date thereafter. Changes in the estimated fair value of the warrants are recognized as a non-cash gain or loss on the statements of operations.

Share-based compensation

The Company follows the provisions of ASC 718, “Compensation - Stock Compensation,” which establishes the accounting for employee and non-employee share-based awards. For employee share-based awards, share-based compensation cost is measured at the grant date based on the fair value of the award and is recognized as expense with graded vesting on a straight-line basis over the requisite service period for the entire award.

Foreign currency translation

The functional currencies of the Company are the local currency of the country in which the subsidiaries operate. The Company’s financial statements are reported using U.S. dollars. The results of operations and the unaudited condensed consolidated statements of cash flows denominated in foreign currencies are translated at the average rates of exchange during the reporting period. Assets and liabilities denominated in foreign currencies at the balance sheet date are translated at the applicable rates of exchange in effect on that date. The equity denominated in the functional currencies is translated at the historical rates of exchange at the time of capital contributions. Because cash flows are translated based on the average translation rates, amounts related to assets and liabilities reported on the unaudited condensed consolidated statements of cash flows will not necessarily agree with changes in the corresponding balances on the unaudited condensed consolidated balance sheets. Translation adjustments arising from the use of different exchange rates from period to period are included as a separate component in accumulated other comprehensive income included in unaudited condensed consolidated statements of changes in equity. Gains and losses from foreign currency transactions are included in the unaudited condensed consolidated statements of operations and comprehensive loss.

Since the Company operates primarily in the PRC, the Company’s functional currency is the Chinese Yuan (“RMB”). The Company’s unaudited condensed consolidated financial statements have been translated into the reporting currency of U.S. dollars (“$”). The RMB is not freely convertible into foreign currency and all foreign exchange transactions must take place through authorized institutions. No representation is made that the RMB amounts could have been, or could be, converted into U.S. dollars at the rates used in the translation. Goodwill and other fair value adjustments arising on acquisition of a foreign entity are treated as assets and liabilities of the foreign entity and are translated at rates of exchange ruling at the balance sheet date

The following table outlines the currency exchange rates that were used in creating the unaudited condensed consolidated financial statements in this report:

	For the six months ended March 31, 2026	For the six months ended March 31, 2025	September 30, 2025
Balance sheet items, except for equity accounts	$1=RMB6.8980	$1=RMB7.2567	$1=RMB7.1190
Items in the statements of operations and comprehensive loss and cash flows	$1=RMB7.0061	$1=RMB7.2308	$1=RMB7.2125

Comprehensive loss

Comprehensive loss consists of two components, net loss and other comprehensive loss. Other comprehensive loss refers to revenue, expenses, gains and losses that under U.S. GAAP are recorded as an element of shareholders’ equity but are excluded from net loss. Other comprehensive loss consists of foreign currency translation adjustment resulting from the Company not using the U.S. dollar as its functional currency.

Concentrations of risks

(a) Concentration of customers and suppliers

For the six months ended March 31, 2026, two customers accounted for approximately 20% and 10% of total revenues, respectively. For the six months ended March 31, 2025, one customer accounted for approximately 10% of total revenues. As of March 31, 2026, two customers accounted for approximately 60% and 33%, of total accounts receivable. As of September 30, 2025, two customers accounted for approximately 47% and 44%, respectively, of total accounts receivable.

For the six months ended March 31, 2026, four suppliers accounted for approximately 28%, 27%, 18% and 11%, respectively, of total cost of revenues. For the six months ended March 31, 2025, three suppliers accounted for approximately 31%, 30% and 14%, respectively, of total cost of revenues. As of March 31, 2026, four suppliers accounted for approximately 32%, 24%, 13% and 11%, respectively, of total accounts payable. As of September 30, 2025, two suppliers accounted for approximately 49% and 23%, respectively, of total accounts payable.

(b) Concentration of credit risk

Assets that potentially subject the Company to a significant concentration of credit risk primarily consist of cash and cash equivalents, accounts receivable and other current assets. The maximum exposure of such assets to credit risk is their carrying amounts as at the balance sheet dates. As of March 31, 2026 and September 30, 2025, the aggregate amount of cash and cash equivalents of $442,718 and $679,150, respectively, was held at major financial institutions in mainland China, where there is a RMB500,000 ($72,485) deposit insurance limit for a legal entity’s aggregated balance at each bank. As of March 31, 2026 and September 30, 2025, cash and cash equivalents of $6,367 and $43,230, respectively, were held at major financial institutions in Hong Kong, China. The bank deposits with financial institutions in the Hong Kong Special Administrative Region are insured by the government authority up to HKD500,000 ($63,776). To limit the exposure to credit risk relating to deposits, the Company primarily places cash deposits with large financial institutions. The Company conducts credit evaluations of its customers and suppliers, and generally does not require collateral or other security from them. The Company establishes an accounting policy to provide for allowance for doubtful accounts based on the individual customer’s and supplier’s financial condition, credit history, and the current economic conditions.

(c) Foreign currency risk

A majority of the Company’s expense transactions are denominated in RMB and a significant portion of the Company and its subsidiaries’ assets and liabilities are denominated in RMB. RMB is not freely convertible into foreign currencies. In the PRC, certain foreign exchange transactions are required by law to be transacted only by authorized financial institutions at exchange rates set by the People’s Bank of China (“PBOC”). Remittances in currencies other than RMB by the Company in China must be processed through the PBOC or other China foreign exchange regulatory bodies which require certain supporting documentation in order to affect the remittance.

It is difficult to predict how market forces or PRC or U.S. government policy may impact the exchange rate between the RMB and the U.S. dollar in the future. The change in the value of the RMB relative to the U.S. dollar may affect the Company’s financial results reported in the U.S. dollar terms without giving effect to any underlying changes in the Company’s business or results of operations. Currently, the Company’s assets, liabilities, revenues and costs are denominated in RMB. To the extent that the Company needs to convert U.S. dollars into RMB for capital expenditures and working capital and other business purposes, appreciation of RMB against U.S. dollar would have an adverse effect on the RMB amount the Company would receive from the conversion. Conversely, if the Company decides to convert RMB into U.S. dollars for the purpose of making payments for dividends, strategic acquisition or investments or other business purposes, appreciation of the U.S. dollar against RMB would have a negative effect on the U.S. dollar amount available to the Company.

Risks and uncertainties

The Company has substantial operations in China through its PRC subsidiaries. Accordingly, the Company’s business, financial condition, and results of operations may be influenced by political, economic, and legal environments in the PRC, as well as by the general state of the PRC economy. The Company’s results may be adversely affected by changes in the political, regulatory and social conditions in the PRC. The Company believes that it is in compliance with existing laws and regulations; however, such compliance may not be indicative of future results.

The Company’s business, financial condition and results of operations may also be negatively impacted by risks related to regional wars, geopolitical tensions, natural disasters, extreme weather conditions, health epidemics and other catastrophic incidents, which could potentially and significantly disrupt the Company’s operations of operations.

Recent accounting pronouncements

The Company considers the applicability and impact of all accounting standards updates (“ASUs”). Management periodically reviews new accounting standards that are issued.

In October 2023, the FASB issued ASU 2023-06, Disclosure Improvements — codification amendments (collectively, the “Codifications”) in response to SEC’s disclosure Update and Simplification initiative which amended the disclosure or presentation requirements of codification subtopic 230-10 Statement of Cash Flows—Overall, 250-10 Accounting Changes and Error Corrections—Overall, 260-10 Earnings Per Share—Overall, 270-10 Interim Reporting—Overall, 440-10 Commitments—Overall, 470-10 Debt—Overall, 505-10 Equity—Overall, 815-10 Derivatives and Hedging—Overall, 860-30 Transfers and Servicing—Secured Borrowing and Collateral, 932-235 Extractive Activities—Oil and Gas—Notes to Financial Statements, 946-20 Financial Services—Investment Companies—Investment Company Activities, and 974-10 Real Estate—Real Estate Investment Trusts—Overall. The amendments represent changes to clarify or improve disclosure and presentation requirements of the above subtopics. Many of the amendments allow users to more easily compare entities subject to the SEC’s existing disclosures with those entities that were not previously subject to the SEC’s requirements. Also, the amendments align the requirements in the Codifications with the SEC’s regulations. For entities subject to existing SEC disclosure requirements or those that must provide financial statements to the SEC for securities purposes without contractual transfer restrictions, the effective date aligns with the date when the SEC removes the related disclosure from Regulation S-X or Regulation S-K. Early adoption is not allowed.

In December 2023, the FASB issued ASU 2023-09, Improvements to Income Tax Disclosures (Topic 740). The ASU requires disaggregated information about a reporting entity’s effective tax rate reconciliation as well as additional information on income taxes paid. The ASU is effective on a prospective basis for annual periods beginning after December 15, 2025. Early adoption is also permitted for annual financial statements that have not yet been issued or made available for issuance. Once adopted, this ASU will result in additional disclosures.

In November 2024, the FASB issued Accounting Standards Update (ASU) 2024-04, Debt-Debt with Conversions and Other Option. ASU 2024-04 is intended to clarify requirements for determining whether certain settlements of convertible debt instruments, including convertible debt instruments with cash conversion features or convertible debt instruments that are not currently convertible, should be accounted for as an induced conversion. This ASU is effective for all entities for annual reporting periods beginning after December 15, 2025, and interim reporting periods within those annual reporting periods, with early adoption permitted. The Company is currently evaluating the potential impact of this guidance on its disclosures.

In May 2025, the FASB issued ASU 2025-03, Business Combinations (Topic 805) and Consolidation (Topic 810): Determining the Accounting Acquirer in the Acquisition of a Variable Interest Entity. ASU 2025-03 clarifies the guidance to determine the accounting acquirer in a business combination that is effected primarily by exchanging equity interests, when the legal acquiree is a variable interest entity (“VIE”) that meets the definition of a business. ASU 2025-03 requires entities to consider the same factors in ASC 805, Business Combinations, required for determining which entity is the accounting acquirer in other acquisition transactions. ASU 2025-03 is effective for the Company’s annual reporting periods beginning after December 15, 2026, and interim reporting periods within those annual reporting periods, with early adoption permitted. ASU 2025-03 is required to be applied on a prospective basis to any acquisition transaction that occurs after the initial application date. The Company is currently evaluating the potential impact of adopting this guidance on Financial Statements.

In July 2025, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”) 2025-05, Measurement of Credit Losses for Accounts Receivable and Contract Assets. ASU 2025-05 amends ASC 326, Financial Instruments—Credit Losses, and introduces a practical expedient available for all entities and an accounting policy election available for all entities, other than public business entities, that elect the practical expedient. These changes apply to the estimation of expected credit losses for current accounts receivable and current contract assets arising from transactions accounted for under ASC 606, Revenue Recognition. Under the practical expedient, entities may assume that current conditions as of the balance sheet date remain unchanged for the remaining life of the asset when developing reasonable and supportable forecasts. This simplifies the estimation process for short-term financial assets. ASU 2025-05 is effective for the Company’s annual reporting periods beginning after December 15, 2025, and interim reporting periods within those annual reporting periods, with early adoption permitted. ASU 2025-05 should be applied on a prospective basis. The Company is currently evaluating the potential impact of adopting this guidance on Financial Statements.

In December 2025, the FASB issued ASU 2025-10, Government Grants (Topic 832): Accounting for Government Grants Received by Business Entities to establish authoritative guidance on the accounting for government grants received by business entities. This update is effective annual and interim periods beginning after December 15, 2028, with early adoption permitted. The Company is currently evaluating the impact that the adoption of this standard will have on its consolidated financial statements.

In December 2025, the FASB issued ASU 2025-11, Interim Reporting (Topic 270): Narrow-Scope Improvement. ASU 2025-11 is intended to improve the navigability of required interim disclosures and clarify when that guidance is applicable, and also to provide additional guidance on what disclosures should be provided in interim reporting periods. ASU 2025-11 is effective for public business entities for interim reporting periods within annual reporting periods beginning after December 15, 2027. Early adoption is permitted. The Company is currently evaluating the impact of ASU 2025-11 on its financial statements and related disclosures.

In December 2025, the FASB issued ASU 2025-12, Codification Improvements. ASU 2025-12 makes thirty-three incremental improvements to generally accepted accounting principles. ASU 2025-12 is effective for all entities for annual reporting periods beginning after December 15, 2026, and interim reporting periods within those annual reporting periods. The Company is currently evaluating the impact of ASU 2025-12 on its financial statements and related disclosures.

Except for the above-mentioned pronouncements, there are no newly issued accounting standards that will have a material impact on the unaudited condensed consolidated financial position, statements of operations and cash flows.